COMMITMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Capital commitments on property, plant and equipment
Property, plant and equipment	¥ 1,437,354	¥ 4,041,857
Other capital commitments
Capital contribution commitment	761,800	443,800
Associates
Other capital commitments
Capital contribution commitment	351,800	33,800
Joint ventures
Other capital commitments
Capital contribution commitment	¥ 410,000	¥ 410,000